Investments in securities - Schedule of Investments in Securities Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	$ 443,024
Investments in securities, at end of period	406,270	$ 443,024
Measured using predominantly unobservable inputs | Debt and equity securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	1,299	1,707
Losses recognised in other comprehensive income	(126)	(206)
Purchases	146	142
Sales	(207)	(37)
Other movements	31	(307)
Investments in securities, at end of period	$ 1,143	$ 1,299